Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (154,280)	$ 0
Adjustments to reconcile net loss to net cash used in operating activities:
Trust account interest income	(78,624)	0
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	(105,838)	0
Increase (decrease) in accounts payable and accrued liabilities	127,450	0
Net cash used in operating activities	(211,292)	0
Cash flows from investing activities:
Cash deposited in trust account	(500,000,000)	0
Net cash used in investing activities	(500,000,000)	0
Cash flows from financing activities:
Proceeds from public offering	500,000,000	0
Proceeds from sale of private placement warrants	12,000,000	0
Payment for underwriting discounts	(10,000,000)	0
Payment of offering costs	(606,622)	0
Payment of notes payable, affiliates	(166,750)	0
Proceeds from stock subscriptions receivable, affiliates	2,070	0
Net cash provided by financing activities	501,228,698	0
Net increase (decrease) in cash and cash equivalents	1,017,406	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	1,017,406	0
Statement of Cash Flows:
Change in value of common shares subject to possible conversion	(149,759)	0
Initial classification of common shares subject to possible conversion	478,724,167	0
Deferred underwriting commissions	17,500,000	0
Offering costs included in Notes payable, affiliates	$ 166,750	$ 0